Statement of Changes in Net Assets Available for Benefits - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net investment income from Master Trust	$ 210,033,039
Interest income from notes receivable from participants	2,532,253
Contributions:
Participants	62,049,563
Company	60,428,608
Rollover	1,210,387
Total contributions	123,688,558
Benefits paid to participants	133,943,055
Administrative expenses	1,619,272
EBP, Change in Net Asset Available for Benefit, Increase (Decrease), Total	200,691,523
Net assets available for benefits:
Beginning of year	1,503,929,018
Beginning of year	$ 1,503,929,018